Stock-Based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company calculates the fair value of each option grant on the grant date using the following assumptions:
Expected Term
—The Company uses the simplified method when calculating expected term due to insufficient historical exercise data.
Expected Volatility
—As the Company’s shares have limited history, the volatility is based on a benchmark of comparable companies within the automotive and energy storage industries.
Expected Dividend Yield
—The dividend rate used is
zero
as the Company does not have a history of paying dividends on its common stock and does not anticipate doing so in the foreseeable future.
Risk-Free Interest Rate
—The interest rates used are based on the implied yield available on U.S. Treasury zero-coupon
issues with an equivalent remaining term equal to the expected life of the award.

	Years Ended December 31,
	2020	2019	2018
Exercise price	$1.05 – $9.66	$1.05 – $3.58	$1.05
Risk-free interest rate	0.1% – 1.7%	1.4% – 2.7%	2.3% – 3.0%
Expected term (in years)	0.2 – 6.3	5.0 – 6.3	4.6 – 6.2
Expected dividend yield	—	—	—
Expected volatility	70.0% – 85.8%	70.0% – 85.1%	70%

Share-based Payment Arrangement, Option, Activity
Changes in stock options are as follows:

	Options	Weighted Average Exercise Price Per share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	18,260,484	$1.58	9.35	$—
Granted	25,791,263	1.05
Exercised	—	—
Cancelled	18,260,484	1.58

Outstanding at December 31, 2018	25,791,263	$1.05	9.54	$24,720
Granted	14,553,811	1.14
Exercised	1,266	1.05
Cancelled	330,983	1.06

Outstanding at December 31, 2019	40,012,825	$1.08	8.78	$99,999
Granted	1,582,496	5.31
Exercised	8,716,423	1.13
Cancelled	349,674	1.31

Outstanding at December 31, 2020	32,529,224	$1.28	7.82	$454,668

Vested and exercisable as of December 31, 202 0	30,868,124	$1.23	7.79	$433,198

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award	The following table summarizes 2020 RSU activity:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2019	—	$—
Granted	5,287,795	31.5
Released	194,306	43.3
Cancelled	66,958	24.9

Balance at December 31, 2020	5,026,531	$31.2

The following assumptions were used to determine the grant date fair value for these Market Based RSUs:

Year Ended December 31, 2020
Risk-free interest rate	0.2% – 0.3%
Expected volatility	70.0% – 85.0%
The following table summarizes 2020 market-based RSU activity:

	Number of Market Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2019	—	—
Granted	18,176,712	26.7
Released	—	—
Cancelled	4,859,000	28.5

Balance at December 31, 2020	13,317,712	26.0

As of December 31, 2020, total unrecognized compensation expense and remaining weighted-average recognition period related to outstanding share-based awards were as follows:

	Unrecognized compensation expense	Remaining weighted- average recognition period (years)
Options	$2,297	1.8
Market Based RSUs	283,035	2.5
RSUs	111,952	2.6

Total unrecognized compensation expense at December 31, 2020	$397,284

Share-based Payment Arrangement, Expensed and Capitalized, Amount
The following table presents the impact of stock-based compensation expense on the consolidated statements of operations for the years ending December 31, 2020, 2019 and 2018, respectively:

	Years Ended December 31,
	2020	2019	2018
Research and development	$15,862	$653	$513
Selling, general, and administrative	122,129	4,205	3,330

Total stock-based compensation expense	$137,991	$4,858	$3,843